Report of the directors financial review risk report - Distribution of financial instruments to which the impairment requirements in IFRS 9 are applied, by credit quality and stage allocation (Details) - USD ($)
$ in Millions
	Jun. 30, 2025	Dec. 31, 2024
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	$ 2,687,726	$ 2,497,173
Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981,722	930,658
Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107,582	102,039
Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	691,353	619,019
Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	668,036	597,094
Loans and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	22,363	21,054
Loans and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	951	868
Loans and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3	3
Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,561	16,969
Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,496	15,345
Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,772	1,392
Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	293	232
Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	166,209	153,973
Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	981,722	930,658
Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107,582	102,039
Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,508	828,488
Debt instruments measured at amortised cost | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	144,966	131,825
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	851,488	823,342
Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107,418	101,843
Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	888,349	826,557
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	112,586	90,702
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	17,406	16,575
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	242	39
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	164	196
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,994	1,801
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	165	130
Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	402,487	353,855
Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	401,360	352,971
Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,101	884
Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	26	0
Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	2,698,402	2,507,370
Gross carrying amount | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	691,705	619,367
Gross carrying amount | Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	668,179	597,231
Gross carrying amount | Loans and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	22,482	21,175
Gross carrying amount | Loans and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,040	958
Gross carrying amount | Loans and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	3
Gross carrying amount | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	16,605	16,998
Gross carrying amount | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	14,506	15,353
Gross carrying amount | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,780	1,397
Gross carrying amount | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	319	248
Gross carrying amount | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,698,402	2,507,370
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	991,865	940,373
Gross carrying amount | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107,597	102,052
Gross carrying amount | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	890,630	828,580
Gross carrying amount | Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,531,205	2,365,477
Gross carrying amount | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	852,669	824,420
Gross carrying amount | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	107,428	101,852
Gross carrying amount | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	888,423	826,621
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	141,777	117,824
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	25,108	23,976
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	312	93
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	115,338	93,248
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,550	22,615
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	308	90
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	166	198
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	2
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,011	1,806
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196	153
Gross carrying amount | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	402,550	353,909
Gross carrying amount | Debt instruments at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	395,908	346,124
Gross carrying amount | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	401,397	353,002
Gross carrying amount | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	1,122	907
Gross carrying amount | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31	0
Gross carrying amount | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	1,831,754	1,717,942
Gross carrying amount | Strong | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	441,769	400,120
Gross carrying amount | Strong | Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	439,548	398,779
Gross carrying amount | Strong | Loans and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	2,221	1,341
Gross carrying amount | Strong | Loans and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Strong | Loans and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Strong | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,265	7,365
Gross carrying amount | Strong | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	7,130	7,352
Gross carrying amount | Strong | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	135	13
Gross carrying amount | Strong | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Strong | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	531,379	515,266
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	95,955	92,621
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	755,386	702,570
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	510,598	498,415
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	95,880	92,528
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	755,052	702,373
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	20,781	16,851
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	75	93
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	334	197
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	376,762	336,313
Gross carrying amount | Strong | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	376,703	336,264
Gross carrying amount | Strong | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	59	49
Gross carrying amount | Strong | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Strong | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	457,659	418,694
Gross carrying amount | Good | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	150,302	131,396
Gross carrying amount | Good | Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	144,242	125,956
Gross carrying amount | Good | Loans and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	6,060	5,440
Gross carrying amount | Good | Loans and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Good | Loans and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Good | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,353	4,263
Gross carrying amount | Good | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,942	4,192
Gross carrying amount | Good | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	411	71
Gross carrying amount | Good | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Good | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	210,722	193,080
Gross carrying amount | Good | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,377	4,255
Gross carrying amount | Good | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86,905	85,700
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	180,542	170,420
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,340	4,226
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	86,039	85,032
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30,180	22,660
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	37	29
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	866	668
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	12,041	9,448
Gross carrying amount | Good | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	11,973	9,448
Gross carrying amount | Good | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	68	0
Gross carrying amount | Good | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Good | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	348,468	312,735
Gross carrying amount | Satisfactory | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	88,854	77,220
Gross carrying amount | Satisfactory | Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	78,922	67,949
Gross carrying amount | Satisfactory | Loans and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,932	9,271
Gross carrying amount | Satisfactory | Loans and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Satisfactory | Loans and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Satisfactory | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,117	4,399
Gross carrying amount | Satisfactory | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	3,304	3,625
Gross carrying amount | Satisfactory | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	813	774
Gross carrying amount | Satisfactory | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Satisfactory | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	201,620	186,416
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,111	5,040
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,766	39,660
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	155,546	150,818
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	6,076	4,981
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	47,083	38,977
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	45,881	35,598
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	193	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	35	59
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	683	683
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,630	7,768
Gross carrying amount | Satisfactory | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	8,141	7,290
Gross carrying amount | Satisfactory | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	489	478
Gross carrying amount | Satisfactory | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Satisfactory | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	35,294	33,930
Gross carrying amount | Sub-standard | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	9,736	9,670
Gross carrying amount | Sub-standard | Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	5,467	4,547
Gross carrying amount | Sub-standard | Loans and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4,269	5,123
Gross carrying amount | Sub-standard | Loans and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Sub-standard | Loans and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Sub-standard | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	551	723
Gross carrying amount | Sub-standard | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	130	184
Gross carrying amount | Sub-standard | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	421	539
Gross carrying amount | Sub-standard | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Sub-standard | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	24,479	22,906
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	151	134
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	377	497
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,983	4,767
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	132	117
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	249	239
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	18,496	18,139
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	19	17
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	128	258
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	5,086	380
Gross carrying amount | Sub-standard | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	4,580	0
Gross carrying amount | Sub-standard | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	506	380
Gross carrying amount | Sub-standard | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Sub-standard | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	25,227	24,069
Gross carrying amount | Credit impaired | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,044	961
Gross carrying amount | Credit impaired | Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Loans and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Loans and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	1,040	958
Gross carrying amount | Credit impaired | Loans and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	4	3
Gross carrying amount | Credit impaired | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	319	248
Gross carrying amount | Credit impaired | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	319	248
Gross carrying amount | Credit impaired | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,665	22,705
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	2
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196	153
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	23,550	22,615
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	115	90
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	3	2
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	196	153
Gross carrying amount | Credit impaired | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	31	0
Gross carrying amount | Credit impaired | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets and off-balance sheet loan commitments	(10,676)	(10,197)
Allowance for ECL | Loans and other credit-related commitments
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(352)	(348)
Allowance for ECL | Loans and other credit-related commitments | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(143)	(137)
Allowance for ECL | Loans and other credit-related commitments | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(119)	(121)
Allowance for ECL | Loans and other credit-related commitments | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(89)	(90)
Allowance for ECL | Loans and other credit-related commitments | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(1)	0
Allowance for ECL | Financial guarantees
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(44)	(29)
Allowance for ECL | Financial guarantees | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(10)	(8)
Allowance for ECL | Financial guarantees | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(8)	(5)
Allowance for ECL | Financial guarantees | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	(26)	(16)
Allowance for ECL | Financial guarantees | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Off-balance sheet commitments	0	0
Allowance for ECL | Debt instruments measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,676)	(10,197)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to customers at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10,143)	(9,715)
Allowance for ECL | Debt instruments measured at amortised cost | Loans and advances to banks at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(15)	(13)
Allowance for ECL | Debt instruments measured at amortised cost | Other financial assets measured at amortised cost
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(122)	(92)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 1 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,418)	(1,296)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(1,181)	(1,078)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 1 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(10)	(9)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 1 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(74)	(64)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,898)	(2,679)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,293)	(6,171)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(67)	(51)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2,752)	(2,546)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(6,144)	(6,040)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to customers at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(66)	(51)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(2)	(2)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(3)	(2)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Loans and advances to banks at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(17)	(5)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(31)	(23)
Allowance for ECL | Debt instruments measured at amortised cost | Stage 2 | Other financial assets measured at amortised cost | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	0	0
Allowance for ECL | Debt instruments at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(63)	(54)
Allowance for ECL | Debt instruments at FVOCI | Debt instruments measured at FVOCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(63)	(54)
Allowance for ECL | Debt instruments at FVOCI | Stage 1 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(37)	(31)
Allowance for ECL | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Non-credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(21)	(23)
Allowance for ECL | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | Credit impaired
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	(5)	0
Allowance for ECL | Debt instruments at FVOCI | Stage 2 | Debt instruments measured at FVOCI | POCI
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	$ 0	$ 0